Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial instruments
Summary of remaining contractual maturities for borrowings and derivative financial instruments

AT 31 DECEMBER 2022		Contractual cash flow (including interest)
	Carrying	Within					More than
	amount	1 year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Borrowings
Fixed rate borrowings	(6,446)	(847)	(1,188)	(772)	(769)	(704)	(3,212)	(7,492)
Floating rate borrowings	(102)	(102)	-	-	-	-	-	(102)
Lease liabilities	(182)	(80)	(58)	(36)	(17)	(6)	(34)	(231)
	(6,730)
Derivative financial liabilities
Cash inflows		835	242	122	8	-	-	1,207
Cash outflows		(870)	(262)	(127)	(8)	-	-	(1,267)
Forward foreign exchange contracts	(53)	(35)	(20)	(5)	-	-	-	(60)
Interest rate derivatives	(158)	(48)	(29)	(20)	(18)	(17)	(43)	(175)
Cross-currency interest rate swaps	(58)	(56)	(31)	(567)	-	-	-	(654)
	(269)
Derivative financial assets
Cash inflows		665	199	126	24			1,014
Cash outflows		(645)	(192)	(123)	(23)			(983)
Forward foreign exchange contracts	32	20	7	3	1	-	-	31
Interest rate derivatives	-	2	-	-	-	-	-	2
Cross-currency interest rate swaps	–	29	7	538	-	-	-	574
	32
Total	(6,967)	(1,117)	(1,312)	(859)	(803)	(727)	(3,289)	(8,107)

17 Financial instruments (continued)

AT 31 DECEMBER 2023		Contractual cash flow (including interest)
	Carrying amount £m	Within 1 year £m	1-2 years £m	2-3 years £m	3-4 years £m	4-5 years £m	More than 5 years £m	Total £m
Borrowings
Fixed rate borrowings	(6,136)	(1,174)	(762)	(764)	(538)	(792)	(3,037)	(7,067)
Floating rate borrowings	(220)	(220)	–	–	–	–	–	(220)
Lease liabilities	(141)	(66)	(45)	(17)	(12)	(6)	(28)	(174)
	(6,497)
Derivative financial liabilities
Cash inflows		621	92	14	3	–	–	730
Cash outflows		(632)	(94)	(14)	(3)	–	–	(743)
Forward foreign exchange contracts	(16)	(11)	(2)	–	–	–	–	(13)
Interest rate derivatives	(104)	(35)	(17)	(13)	(13)	(14)	(27)	(119)
Cross-currency interest rate swaps	(27)	(34)	(539)	–	–	–	–	(573)
	(147)
Derivative financial assets
Cash inflows		1,149	364	199	30	–	–	1,742
Cash outflows		(1,111)	(339)	(186)	(29)	–	–	(1,665)
Forward foreign exchange contracts	62	38	25	13	1	–	–	77
Interest rate derivatives	19	–	4	6	5	4	19	38
Cross-currency interest rate swaps	–	7	527	–	–	–	–	534
	81
Total	(6,563)	(1,495)	(809)	(775)	(557)	(808)	(3,073)	(7,517)

Summary of trade receivables past due

	2021 £m	2022 £m	2023 £m
Up to one month	156	265	259
2 to 3 months	96	115	130
4 to 6 months	35	46	56
Greater than 6 months	18	23	35
Total past due	305	449	480

Summary of fair value hedges

FAIR VALUE HEDGE RELATIONSHIPS	31 December 2022 Principal amount £m	31 December 2023 Principal amount £m	Fixed rate	Floating rate
$700m bond and $700m interest rate swaps maturing 2023	(579)	-	3.5%	USD LIBOR+0.8%
€500m bond and €500m interest rate swaps maturing 2024	(443)	(433)	1.0%	Euribor+0.7%
€600m bond and €600m/$669.3m cross-currency interest rate swaps maturing 2025	(553)	(524)	1.3%	USD SOFR+1.5%
$200m bond and $200m interest rate swaps maturing 2027	(165)	-	7.2%	USD SOFR+6.0%
$750m bond and $750m interest rate swaps maturing 2030	(620)	(588)	3.0%	USD SOFR+1.8%
€750m bond and €750m interest rate swaps maturing 2031	-	(650)	3.8%	Euribor+0.9%
$500m bond and $500m interest rate swaps maturing 2032	(413)	(392)	4.8%	USD SOFR+2.0%
	(2,773)	(2,587)

Summary of gains and losses on borrowings and related derivatives designated as fair value hedges

GAINS/(LOSSES) ON BORROWINGS AND RELATED DERIVATIVES AND CARRYING VALUES	1 January 2021 £m	Fair value movement gain/(loss) £m	Exchange gain/(loss) £m	31 December 2021 £m	Carrying values £m
USD debt	(36)	35	-	(1)	(1,221)
Related interest rate swaps	36	(28)	-	8	8
	-	7	-	7	(1,213)
EUR debt	(83)	55	1	(27)	(940)
Related interest rate swaps	83	(55)	(1)	27	27
	-	-	-	-	(913)
Total relating to USD and EUR debt	(119)	90	1	(28)	(2,161)
Total related interest rate swaps	119	(83)	(1)	35	35
Net gain on borrowings and related derivatives/total carrying value	-	7	-	7	(2,126)

17 Financial instruments (continued)

GAINS/(LOSSES) ON BORROWINGS AND RELATED DERIVATIVES AND CARRYING VALUES	1 January 2022 £m	Fair value movement gain/(loss) £m	Exchange gain/(loss) £m	31 December 2022 £m	Carrying values £m
USD debt	(1)	140	2	141	(1,630)
Related interest rate swaps	8	(149)	(2)	(143)	(143)
	7	(9)	-	(2)	(1,773)
EUR debt	(27)	96	1	70	(924)
Related interest rate swaps	27	(96)	(1)	(70)	(70)
	-	-	-	-	(994)
Total relating to USD and EUR debt	(28)	236	3	211	(2,554)
Total related interest rate swaps	35	(245)	(3)	(213)	(213)
Net gain/(loss) on borrowings and related derivatives/total carrying value	7	(9)	-	(2)	(2,767)

GAINS/(LOSSES) ON BORROWINGS AND RELATED DERIVATIVES AND CARRYING VALUES	1 January 2023 £m	Fair value movement gain/(loss) £m	Redemption/ close-out £m	Exchange gain/(loss) £m	31 December 2023 £m	Carrying values £m
USD debt	141	(22)	(16)	(6)	97	(871)
Related interest rate swaps	(143)	21	16	6	(100)	(100)
	(2)	(1)	-	-	(3)	(971)
EUR debt	70	(61)	-	(2)	7	(1,600)
Related interest rate swaps	(70)	60	-	2	(8)	(8)
	-	(1)	-	-	(1)	(1,608)
Total relating to USD and EUR debt	211	(83)	(16)	(8)	104	(2,471)
Total related interest rate swaps	(213)	81	16	8	(108)	(108)
Net loss on borrowings and related derivatives/total carrying value	(2)	(2)	-	-	(4)	(2,579)

Summary of movements in the hedge reserve including gains and losses on cash flow hedging instruments

	Interest rate hedge reserve £m	Cost of hedging reserve £m	Foreign currency hedge reserve £m	Total £m
Hedge reserve at 31 December 2021: gains/(losses) deferred	1	(6)	29	24
(Losses)/gains arising in 2022	(3)	5	(20)	(18)
Amounts recognised in income statement	1	-	(18)	(17)
Exchange translation differences	(1)	-	1	-
Hedge reserve at 31 December 2022: losses deferred	(2)	(1)	(8)	(11)
Gains/(losses) arising in 2023	1	(3)	31	29
Amounts recognised in income statement	1	-	17	18
Exchange translation differences	-	-	-	-
Hedge reserve at 31 December 2023: (losses)/gains deferred	-	(4)	40	36

Summary of deferred gains and losses on cash flow hedges currently expected to recognized in future period

	Foreign currency hedge reserve £m	Principal amount of hedges £m	Carrying values £m
2024	16	520	18
2025	14	482	14
2026	9	263	9
2027	1	39	1
Total	40	1,304	42